CASH AND CASH EQUIVALENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Cash and cash equivalents	$ 50,915	$ 63,998	$ 24,992
Cash
Statement [Line Items]
Cash and cash equivalents	1,801	2,002
Cash in MLJV and MWJV
Statement [Line Items]
Cash and cash equivalents	1,263	1,275
Cash equivalents
Statement [Line Items]
Cash and cash equivalents	$ 47,851	$ 60,721